Changes in Accounting Standards	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Changes in Accounting Standards
4. CHANGES IN ACCOUNTING STANDARDS

Certain new accounting standards and interpretations have been published that are not mandatory for the current period and have not been early adopted.
Presentation of Financial Statements (Amendment to IAS 1)
The amendments to IAS 1, clarifies the presentation of liabilities. The classification of liabilities as current or non-current is based on contractual rights that are in existence at the end of the reporting period and is affected by expectations about whether an entity will exercise its right to defer settlement. A liability not due over the next twelve months is classified as non-current even if management intends or expects to settle the liability within twelve months. The amendment also introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendment issued in October 2022 also clarifies how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability. Covenants to be compiled with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. The amendments are effective for annual reporting periods beginning on or after January 1, 2024. The implementation of this amendment is not expected to have a material impact on the Company.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
The amendment clarifies that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition. The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Early application is permitted. This amendment is not expected to have a material impact on the Company.
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy. Examples of when an accounting policy is likely to be material are added. To support the amendment, the IASB has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the impact of the amendment on its financial statements.